UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	8/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM National Muni Fund
Class A:
PRNMX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class A	$63	0.61%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning), and an overweight to housing bonds, driven by an overweight to Low Income Housing Tax Credit multifamily deals. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, overweight positioning in dedicated tax deals driven by Illinois’ Metropolitan Pier and Expo Authority (MPEA), and an
overweight position within transportation-airports. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF104EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.21%	0.04%	1.76%
Class A without sales charges	5.65%	0.70%	2.10%
Bloomberg 1-15 Year Municipal Index	5.17%	1.13%	2.16%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index*	6.09%	1.02%	2.43%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,064,872,787
Number of fund holdings	491
Total advisory fees paid for the year	$ 2,500,585
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	11.5
AA	43.3
A	34.1
BBB	6.3
BB	0.2
Not Rated	4.4
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by
an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code
below
,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	A
NASDAQ	PRNMX
CUSIP	74441U105
MF104EA

PGIM National Muni Fund
Class C:
PNMCX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class C	$157	1.53%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning), and an overweight to housing bonds, driven by an overweight to Low Income Housing Tax Credit multifamily deals. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, overweight positioning in dedicated tax deals driven by Illinois’ Metropolitan Pier and Expo Authority (MPEA), and an
overweight position within transportation-airports. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF104EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.68%	-0.16%	1.26%
Class C without sales charges	4.68%	-0.16%	1.26%
Bloomberg 1-15 Year Municipal Index	5.17%	1.13%	2.16%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index*	6.09%	1.02%	2.43%
*The Fund has added this broad-based index in response to new regulatory requirements
.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,064,872,787
Number of fund holdings	491
Total advisory fees paid for the year	$ 2,500,585
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	11.5
AA	43.3
A	34.1
BBB	6.3
BB	0.2
Not Rated	4.4
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common
nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	C
NASDAQ	PNMCX
CUSIP	74441U303
MF104EC

PGIM National Muni Fund
Class Z:
DNMZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class Z	$37	0.36%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning), and an overweight to housing bonds, driven by an overweight to Low Income Housing Tax Credit multifamily deals. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, overweight positioning in dedicated tax deals driven by Illinois’ Metropolitan Pier and Expo Authority (MPEA), and an
overweight position within transportation-airports. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF104EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2004 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	5.99%	0.97%	2.35%
Bloomberg 1-15 Year Municipal Index	5.17%	1.13%	2.16%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index*	6.09%	1.02%	2.43%
*The Fund has added this broad-based index in response to new regulatory requirements
.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,064,872,787
Number of fund holdings	491
Total advisory fees paid for the year	$ 2,500,585
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	11.5
AA	43.3
A	34.1
BBB	6.3
BB	0.2
Not Rated	4.4
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	Z
NASDAQ	DNMZX
CUSIP	74441U402
MF104EZ

PGIM National Muni Fund
Class R6:
PNMQX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This
annual shareholder report
contains important information about the Class R6 shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class R6	$30	0.29%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning), and an overweight to housing bonds, driven by an overweight to Low Income Housing Tax Credit multifamily deals. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, overweight positioning in dedicated tax deals driven by Illinois’ Metropolitan Pier and Expo Authority (MPEA), and an
overweight position within transportation-airports. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF104ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 4, 2017 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	5.99%	1.03%	2.17% (12/4/2017)
Bloomberg 1-15 Year Municipal Index	5.17%	1.13%	2.13%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index*	6.09%	1.02%	2.21%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,064,872,787
Number of fund holdings	491
Total advisory fees paid for the year	$ 2,500,585
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	11.5
AA	43.3
A	34.1
BBB	6.3
BB	0.2
Not Rated	4.4
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both
S
&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	R6
NASDAQ	PNMQX
CUSIP	74441U600
MF104ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2024 and August 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $41,499 and $39,150, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2024 and August 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

PRUDENTIAL NATIONAL MUNI FUND, INC.

PGIM National Muni Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2024

Table of Contents	Financial Statements and Other Information	August 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM National Muni Fund	1

Notes to Financial Statements	38

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.8%

MUNICIPAL BONDS 96.9%

Alabama 2.9%

Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	7,815	$7,912,722
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,890,940
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,282,498
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	4,285	4,364,272
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,015,424
Jefferson Cnty. Swr. Rev.,
Warrants, Rfdg.	5.250	10/01/41	1,500	1,658,174
Mobile Indl. Dev. Brd. Rev.,
Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	981,633
Selma Indl. Dev. Brd. Rev.,
Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,564,526
Southeast Alabama Gas Sply. Dist. Rev.,
Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	2,000	2,146,918
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	2,500	2,669,168

				30,486,275

Alaska 1.0%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,800,409
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,481,520
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,681,199
Alaska Muni. Bond Bank Auth. Rev.,
Rfdg.	5.000	12/01/26	1,350	1,411,094
Alaska St.,
Series A, GO, Rfdg.(hh)	5.000	08/01/35	1,000	1,140,471
Northern Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,000	1,102,432

				10,617,125

See Notes to Financial Statements.

PGIM National Muni Fund 1

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona 3.2%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B (Mandatory put date 10/01/24)	4.900%(cc)	01/01/37	2,280	$2,249,888
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	3,000	3,109,423
Phoenix Children’s Hosp., Series A	5.000	02/01/29	650	706,951
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	331,302
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/48	3,000	3,232,913
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/53	1,750	1,870,879
Chandler Indl. Dev. Auth. Rev.,
Intel Corp. Proj. Rmkt. AMT (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	3,750	3,833,242
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Banner Hlth., Series A	5.000	01/01/41	1,140	1,188,294
Maricopa Cnty. Spl. Healthcare Dist.,
Series D, GO	5.000	07/01/28	850	918,390
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,156,018
Jr. Lien, Series B, AMT	5.000	07/01/49	1,630	1,679,152
Series A, AMT	5.000	07/01/47	2,000	2,024,851
Sr. Lien, AMT	5.000	07/01/48	2,000	2,036,496
Pima Cnty. Ind. Dev. Auth. Rev.,
AZ Chart. Schs. Proj., Series R, Rfdg.	4.000	07/01/26	1,735	1,744,997
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Salt River Proj., Series A	5.000	01/01/47	1,925	2,109,600
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,685	2,912,923
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,276,123

				34,381,442

Arkansas 0.3%

Fayetteville Sales & Use Tax Rev.,
Sales & Use Tax	2.875	11/01/32	3,000	3,021,478

California 3.4%

Anaheim Pub. Fing. Auth. Lease Rev.,
Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	1,395	1,395,000

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

California Hlth. Facs. Fing. Auth. Rev.,
Initial Entrance Fees, Series A	3.850%	11/15/27	1,000	$1,010,154
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,074,368
California St.,
GO	5.000	03/01/45	3,000	3,019,699
GO, Rfdg.	4.000	09/01/34	3,000	3,284,555
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.506(cc)	09/25/37	29,522	3,119,730
FRETE 2024, ML22, Class A-US	4.683(cc)	10/25/40	2,496	2,686,569
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.700(cc)	04/25/42	2,899	3,137,917
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,442,072
Los Angeles Dept. Arpts. Rev.,
Sr. Rev., Series A, AMT	5.000	05/15/26	1,000	1,013,041
Sr. Series C, AMT	5.000	05/15/28	1,075	1,148,193
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,033,881
Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	4,170	4,404,143
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,000	2,585,506
Pittsburg Redev. Agcy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	2.891(t)	08/01/25	2,000	1,948,214
San Francisco City & Cnty. Arpt. Commn. Rev.,
San Francisco Int. Aprt., 2nd Series A, Rfdg., AMT	5.250	05/01/41	2,500	2,791,746
Walnut Energy Ctr. Auth. Rev.,
Rfdg.	5.000	01/01/34	800	801,291

				35,896,079

Colorado 5.2%

Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,324,696
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	1,818,491
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/32	2,250	2,426,004
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	2,605	2,623,826
Intermountain Healthcare, Series B, Rfdg.
(Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	7,142,281
Intermountain Healthcare, Series C, Rfdg.
(Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,100	3,335,407

See Notes to Financial Statements.

PGIM National Muni Fund 3

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Colorado Hlth. Facs. Auth. Rev., (cont’d.)
Intermountain Hlth., Series A, Rfdg.	5.000%	05/15/44	1,250	$1,357,554
SCL Hlth. Sys., Series B, Rfdg.	4.000	01/01/40	3,060	3,103,305
Colorado Springs Co. Util. Sys. Rev.,
Series A-4	5.000	11/15/43	3,080	3,233,134
Colorado St.,
COP	6.000	12/15/39	4,000	4,759,670
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,115,090
Series A, Rfdg., AMT	5.000	11/15/29	3,000	3,251,458
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,131,843
Series A, Rfdg., AMT	5.500	11/15/42	1,875	2,090,078
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,151,008
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,121,972
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,116,787
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,375	2,476,508
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,130	1,172,900
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,135,924
E-470 Pub. Hwy. Auth. Rev.,
Sr. Series B, NATL	2.734(t)	09/01/25	2,140	2,082,897
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A,
Rfdg.	5.000	07/15/28	400	423,953
Denver Transit Partners Eagle P3 Proj., Series A,
Rfdg.	5.000	07/15/29	400	429,994

				54,824,780

Connecticut 1.5%

Connecticut St.,
Series B, GO, Rfdg.	5.000	05/15/25	2,200	2,236,192
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,257,576
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,535,451
Series B, Rfdg.	5.000	01/01/25	2,600	2,619,139
Series B, Rfdg.	5.000	07/01/31	3,000	3,435,787
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,310,247
Norwalk Hsg. Auth. Rev.,
Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	2,000	2,004,108

				16,398,500

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia 2.2%

Dist. of Columbia,
Series A, GO, Rfdg.	5.000%	10/15/38	3,000	$3,251,738
Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000	07/01/49	1,275	1,297,197
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,403,480
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,288,038
KIPP DC Proj., Series B, Rfdg.	5.000	07/01/25	500	506,131
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev.,
Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,072,196
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,620,112
Rfdg., AMT	5.000	10/01/26	3,860	3,999,479
Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,793,373
Series A, Rfdg., AMT	5.000	10/01/26	3,250	3,366,135
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,001,394

				23,599,273

Florida 6.9%

Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,015,719
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,146,837
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	1,992,532
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,610,443
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	525	536,672
Florida Dev. Fin. Corp. Rev.,
Mater Academy Proj., Series A	5.000	06/15/56	2,380	2,389,749
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	571,451
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,250	1,263,209
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,456,368
Florida Insurance Assistance Interlocal Agcy., Inc. Rev.,
Series A, Rfdg.	5.000	09/01/24	3,000	3,000,000
Fort Lauderdale Wtr. & Swr. Rev.,
Enabling Wrks. Proj., Series A	5.500	09/01/53	2,500	2,819,260
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,107,749
Series A, AMT	5.000	10/01/28	1,500	1,597,772
Series A, AMT	5.000	10/01/38	1,810	1,903,161

See Notes to Financial Statements.

PGIM National Muni Fund 5

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Series B, AMT	5.500%	10/01/49	3,000	$3,315,396
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,615,529

Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Baycare Hlth. Sys., Series C, Rfdg.(hh)	5.000	11/15/41	2,010	2,242,589

Jacksonville Hsg. Auth. Rev.,
Westwood Apartments	5.000	02/01/34	3,200	3,497,440
Julington Creek Plantation CDD,
Spl. Assmt., AGM	4.625	05/01/54	1,560	1,574,421

Lee County Indl. Dev. Auth. Rev.,
Shell Point, 2024B-3, Temps-50	4.125	11/15/29	1,000	1,009,455

Martin Cnty. Hlth. Facs. Auth. Rev.,
Cleveland Clinic Hlth. Sys. Oblig. Grp., Hosp. Revs,
Series A, Rfdg.	4.000	01/01/46	2,200	2,136,256
Miami Beach Redev. Agcy.,
Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,501,710
Miami Dade Cnty. Avtn. Rev.,
Series A, Rfdg., AMT	5.000	10/01/34	2,500	2,757,805

Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,378,716
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,565,700
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,016,424

Orlando Util. Commn. Rev.,
Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,089,197

Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	502,590

Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,251,732

South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,096,434

St. John’s Cnty. Hsg. Fin. Auth. Rev.,
Oaks at St. John, Series A (Mandatory put date 07/01/25)	3.550(cc)	07/01/27	1,000	1,001,013

Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	380	388,007
Spl. Assmt., Rfdg.	4.000	05/01/28	305	309,064
Spl. Assmt., Rfdg.	4.000	05/01/29	320	323,451
Vlg. CDD No. 13, 2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	2,650	2,462,514
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,630	1,523,059

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Vlg. CDD No. 13, (cont’d.)
Spl. Assmt.	3.375%	05/01/34	470	$447,588
Spl. Assmt., 144A	2.625	05/01/30	2,425	2,189,749

				73,606,761

Georgia 4.9%

Atlanta Arpt. Passenger Facs. Charge Rev.,
Sub. Lien, Green Bond, Series E, AMT	5.250	07/01/43	4,000	4,365,804
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/28	3,000	3,200,722
Series B, Rfdg., AMT	5.000	07/01/29	830	896,675
Series B, Rfdg., AMT	5.250	07/01/41	1,000	1,101,548
Series B, Rfdg., AMT	5.250	07/01/43	1,000	1,094,265
Atlanta Urban Residential Fin. Auth. Rev.,
GE Tower Apts., Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,761,520
Burke Cnty. Dev. Auth. Rev.,
Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt.
(Mandatory put date 06/13/28)	3.700(cc)	10/01/32	1,685	1,722,579
Cobb Cnty. Kennestone Hosp. Auth. Rev.,
Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	3,490	3,304,731
Columbia Cnty. Hosp. Auth. Rev.,
Rev Anticipation CTFS, Wellstar Hlth. Sys. Inc. Proj., Series A	5.125	04/01/48	1,220	1,308,256
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000	12/01/33	4,000	4,040,953
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	2,000	2,012,342
Fulton Cnty. Dev. Auth. Rev.,
Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	4,265	4,096,977
Gainesville & Hall Cnty. Hosp. Auth. Rev.,
RAN CTFs, NE Georgia Hlth. Sys. Inc. Proj.	5.000	10/15/34	2,000	2,287,502
Georgia Ports Auth. Rev.,
Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,785,521
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	3,000	3,202,479
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,380	2,418,804
Series A (Mandatory put date 09/01/31)	5.000(cc)	05/01/54	2,500	2,695,567
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	1,710	1,711,397
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,170	1,183,299
Series C (Mandatory put date 12/01/31)	5.000(cc)	12/01/54	1,750	1,870,088

See Notes to Financial Statements.

PGIM National Muni Fund 7

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)

Monroe Cnty. Dev. Auth. Rev.,
GA Pwr. Co. Plant Scherer Proj. No. 1	2.250%	07/01/25	1,000	$986,162
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	2,650	2,653,417
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,461,407

				52,162,015

Hawaii 0.4%

Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,002,921
Series A, AMT	5.000	07/01/48	3,000	3,071,379

				4,074,300

Idaho 0.2%

Idaho Hsg. & Fin. Association Rev.,
Series A	5.250	08/15/48	2,000	2,232,167

Illinois 9.3%

Chicago,
Chicago Works, Series A, GO	5.500	01/01/41	1,000	1,073,880
Series B-Exchange, GO, Rfdg.	4.000	01/01/28	1,855	1,899,569
Chicago Brd. of Ed. Rev.,
Spl. Tax	5.000	04/01/46	1,000	1,010,332
Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	01/01/27	1,000	1,005,078
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,313,890
Series B, Rfdg.	5.000	01/01/32	1,500	1,508,327
Sr. Lien, Series D	5.250	01/01/42	2,000	2,067,161
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,036,418
Chicago Wstewtr. Transmn. Rev.,
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/29	5	5,030
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/31	2,450	2,464,005
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/39	2,000	2,006,629
2nd Lien Series C, Rmkt., Rfdg. (Pre-refunded date 01/01/25)(ee)	5.000	01/01/29	350	352,565
2nd Lien, Series A	5.000	01/01/47	1,000	1,022,867
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,528,383
2nd Lien, Rmkt., Rfdg.	5.000	11/01/27	1,495	1,561,134

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Chicago Wtrwks. Rev., (cont’d.)
2nd Lien, Series A-1	5.000%	11/01/27	510	$532,561
2nd Lien, Series B, Rfdg.	5.000	11/01/24	1,075	1,078,674
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/33	4,000	4,342,906
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,022,358
Cook Cnty.,
Series A, GO, Rfdg.	5.000	11/15/24	490	492,083
Cook Cnty. Sales Tax Rev.,
Series A, Rfdg.	5.250	11/15/45	2,155	2,350,694
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,562,908
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,202,392
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,544,105
Univ. of Chicago, Series A, Rfdg.	5.000	04/01/34	1,250	1,458,291
Illinois St.,
GO	5.000	11/01/30	500	517,697
GO	5.000	04/01/31	1,000	1,001,449
GO	5.250	02/01/29	2,000	2,004,205
GO, Rfdg.	5.000	02/01/25	2,610	2,630,159
Series A, GO	5.000	11/01/25	1,500	1,533,958
Series A, GO	5.000	03/01/31	2,095	2,330,864
Series A, GO	5.000	12/01/39	2,500	2,593,681
Series A, GO, Rfdg.	5.000	10/01/28	750	807,838
Series B, GO	5.000	05/01/25	1,000	1,012,184
Series B, GO	5.250	05/01/45	1,000	1,101,757
Series C, GO	5.000	11/01/29	1,100	1,165,837
Series D, GO	5.000	11/01/25	4,285	4,381,630
Series D, GO	5.000	11/01/27	2,815	2,987,198
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,357,094
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,174,393
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,775,200
Illinois St. Toll Hwy. Auth. Rev.,
Series C	5.000	01/01/39	2,000	2,008,201
Sr. Series A	5.250	01/01/43	2,250	2,525,199
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	3.864(t)	12/15/34	10,000	6,744,608
McCormick Place Expansion, Series A, CABS, NATL	3.978(t)	06/15/37	7,500	4,531,727
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/27	3,250	3,371,484

See Notes to Financial Statements.

PGIM National Muni Fund 9

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Railsplitter Tob. Settlement Auth. Rev., (cont’d.)
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000%	06/01/28	1,175	$1,223,315
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/37	3,605	3,606,842
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,314,528
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,635,294
Sr. Series D	5.000	01/01/35	600	668,783
Sr. Series D	5.000	01/01/36	550	609,462
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	977,264

				99,034,091

Indiana 1.4%

Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,342,190
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,276,757
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	604,127
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
City Moral Oblig., Sub. Series F-1, BAM	5.250	03/01/67	4,000	4,348,527
Indianapolis Arpt. Auth. Proj., Series I2, Rfdg., AMT	5.000	01/01/32	1,600	1,741,230
Whiting Rev.,
BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,075,296

				15,388,127

Kansas 0.2%

Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev.,
Impvt., Series A	5.000	09/01/45	2,170	2,183,622

Kentucky 2.7%

Kentucky Asset Liability Commn. Rev.,
Series B, Rfdg., AMT	5.000	09/01/25	3,000	3,068,480
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	8,150	8,172,717
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	4,925	4,992,606
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	3,370	3,689,812

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky (cont’d.)

Kentucky Pub. Energy Auth. Rev., (cont’d.)
Series B, Rfdg. (Mandatory put date 08/01/32)	5.000%(cc)	01/01/55	3,500	$3,799,968
Kentucky Turnpike Auth. Rev.,
Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	1,310	1,364,311
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,417,990
Trimble Cnty. Elec. Pwr. & Lt. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,097,964

				28,603,848

Louisiana 0.5%

Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	2,500	2,536,420
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	10,191
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,011,778
Tulane Univ. of Louisiana Proj.	5.000	04/15/38	650	740,235

				5,298,624

Maine 0.5%

Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000	07/01/27	1,200	1,269,719
Maine Hlth., Series A	5.000	07/01/28	1,140	1,225,680
Northeastern Univ. Issue, Series B(hh)	5.000	10/01/39	2,285	2,608,358

				5,103,757

Maryland 0.2%

Maryland St. Trans. Auth. Rev.,
Series A, Rfdg.	5.000	07/01/41	2,045	2,306,410

Massachusetts 0.6%

Massachusetts Dev. Fin. Agcy. Rev.,
Harvard Univ., Series A, Rfdg.	5.000	07/15/40	2,500	3,045,114
Series B, Rfdg.	4.000	02/15/36	2,000	2,227,504

See Notes to Financial Statements.

PGIM National Muni Fund 11

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts (cont’d.)

Massachusetts Edl. Fing. Auth. Rev.,
Sr. Series B, Rfdg., AMT	5.000%	07/01/28	1,000	$1,058,055
Massachusetts St. Port Auth. Rev.,
Series A, Rfdg., AMT	5.000	07/01/27	320	336,783

				6,667,456

Michigan 1.8%

Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,102,238
Local Govt. Loan Prog., Series F1, Rfdg.	4.000	10/01/24	3,250	3,251,805
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	2,000	2,192,925
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	3,750	4,121,476
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	2,270	2,351,722
Sustainable Bonds, Henry Ford Hlth. Detroit Utl. Plant Proj.	5.500	02/28/49	1,245	1,398,708

Michigan St. Univ. Rev.,
Series A, Rfdg.	5.000	08/15/39	2,000	2,249,235

Michigan Strategic Fd. Rev.,
Sustainable Bond, Recycled Board Machine Proj.,
AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	2,000	2,001,897

				18,670,006

Minnesota 0.5%

Minneapolis Rev.,
Allina Hlth. Sys., Series B (Mandatory put date 11/15/30)	5.000(cc)	11/15/53	1,000	1,092,880
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev.,
Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,552,672
Washington Cnty. Cmnty. Dev. Agcy. Rev.,
Cottage Grove Bluestem Proj. (Mandatory put date 09/01/25)	3.680(cc)	09/01/26	1,200	1,202,501

				4,848,053

Mississippi 0.1%

Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	491,258

Missouri 0.6%

Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,502,060

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri (cont’d.)

Missouri St. Hlth. & Edl. Facs. Auth. Rev., (cont’d.)
BJC Hlth. Sys., Series A	5.000%	05/01/30	2,000	$2,233,034
Lutheran Sr. Svcs. Proj., Series A, Rfdg.	5.250	02/01/48	1,000	1,054,077

				6,789,171

Nebraska 0.4%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	3,000	3,215,504
Douglas Cnty. Hosp. Auth. No. 2 Rev.,
Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,291,725

				4,507,229

New Hampshire 0.8%

National Fin. Auth. Rev.,
Sustainable Cert., Series 2024-3, Class A	4.163(cc)	10/20/51	3,998	3,913,249
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	2,000	2,001,917
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,820	1,981,612

New Hampshire Hlth. & Edu. Facs. Auth. Act Rev.,
Series C, Rmkt., Rfdg. (Mandatory put date 08/03/27)	3.300(cc)	06/01/38	1,000	1,020,028

				8,916,806

New Jersey 5.2%

Gloucester Cnty. Impvt. Auth. Rev.,
Rowan Univ. Student Ctr. Proj., Loan Rev. Nts., Rfdg.	4.000	02/27/25	1,450	1,453,707
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	561,660
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,116,523
Sch. Facs. Construction	5.000	06/15/29	1,500	1,648,691
Series SSS, Rfdg.	5.250	06/15/36	1,000	1,163,732
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Greystone Svcs. Greystone Park Proj. Rfdg.	5.000	09/15/25	1,250	1,278,472
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,556,530
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,046,687

See Notes to Financial Statements.

PGIM National Muni Fund 13

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000%	12/01/25	550	$561,009
Sr. Series A, Rfdg.	5.000	12/01/26	700	724,533
New Jersey St.,
Covid-19 Gov. Emergency Bonds, Series A, GO	5.000	06/01/28	3,205	3,485,651
New Jersey Tpke. Auth. Rev.,
Exchange, Series A, Rfdg.	4.000	01/01/35	3,000	3,266,789
Series A, Rfdg.	5.000	01/01/35	1,000	1,023,175
Series B	5.250	01/01/49	2,750	3,091,241
Series C, Rfdg.(hh)	5.000	01/01/45	2,000	2,212,382
Series E, Rfdg.	5.000	01/01/32	4,110	4,387,056
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.000	06/15/27	1,200	1,273,331
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,398,670
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	4,085	4,453,008
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,323,340
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,246,874
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,570,111
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/25	2,720	2,759,463
Series A, Rfdg.	5.000	06/01/26	2,765	2,858,019
Series A, Rfdg.	5.000	06/01/27	835	876,414
Series A, Rfdg.	5.000	06/01/29	3,105	3,301,752
Series A, Rfdg.	5.000	06/01/31	1,650	1,744,697
Series A, Rfdg.	5.000	06/01/37	2,000	2,087,661

				55,471,178

New Mexico 0.1%

Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,389,920

New York 8.2%

Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	3,996,993
Series A, Rfdg.	5.000	09/01/34	2,750	3,281,125
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,871,729
Metropolitan Trans. Auth. Rev.,
Sustainable Bond, Series D1	5.000	11/15/45	4,000	4,235,660
New York,
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,034,726

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York, (cont’d.)
Series A, GO, Rfdg.	5.000%	08/01/34	2,000	$2,351,048
Series C, Sub. Series C-1, GO(hh)	5.000	09/01/41	1,000	1,123,553
Sub. Series F-1, GO, Rfdg.	5.000	08/01/28	2,000	2,177,471
New York City Hsg. Dev. Corp. Rev.,
8 Spruce Street, Class E, Rfdg.	3.500	02/15/48	9,390	9,376,338
New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,045,313
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,770,253
Future Tax Sec’d., Sub. Fiscal 2015, Series E-1	5.000	02/01/41	3,300	3,311,751
Sub. Series A-2	5.000	08/01/38	2,000	2,091,000
New York City Trans. Fin. Auth. Rev.,
Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	4,007,945
Sub. Future Tax, Series A, Sub. Series A-1, Rfdg.	5.000	11/01/40	1,500	1,701,520
Sub. Series D-1, Rfdg.	5.000	11/01/40	2,000	2,256,844
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	7,000	6,468,411
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	4,000	3,767,067
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,044,447
Series A, Rfdg.	5.250	03/15/37	1,000	1,089,830
Series A, Rfdg. AGM	5.000	10/01/25	1,350	1,384,713
New York St. Urban Dev. Corp. Rev.,
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,386,885
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 2	5.000	03/15/43	2,090	2,197,823
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguar Arpt. Term. C&D Redev.	5.000	01/01/25	2,075	2,081,955
JFK Int’l. Arpt. Proj. Term. 4, Series A, Rfdg., AMT	5.000	12/01/25	800	816,998
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,000,012
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	1,250	1,407,880
Sustainable Bond, JFK Int’l. Arpt. Term. One Proj., AGM	5.500	06/30/43	2,000	2,178,113
Sustainable Bond, John F. Kennedy Int’l. Arpt. Term.
One Proj., AMT	6.000	06/30/54	1,500	1,624,089
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,605,200
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,031,403

See Notes to Financial Statements.

PGIM National Muni Fund 15

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

Port Auth. of NY & NJ Rev., (cont’d.)
Series 231ST, Rfdg., AMT	5.500%	08/01/40	1,290	$1,449,682

Rockland Cnty. Indl. Dev. Agcy. Rev.,
Rockland Gardens Proj. (Mandatory put date 05/01/25)	4.650(cc)	05/01/27	1,200	1,201,960

Triborough Bridge & Tunnel Auth. Rev.,
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,882,721

TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/25	1,000	1,012,682
Series A, Rfdg.	5.000	06/01/41	2,405	2,446,106

Westchester Cnty. Local Dev. Corp. Rev.,
NY Blood Ctr. Proj.	5.000	07/01/38	1,150	1,261,590

				86,972,836

North Carolina 0.2%

Charlotte Arpt. Rev.,
Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,227,562
Charlotte Mecklenburg Hosp. Auth. Rev.,
Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,100	1,191,503

				2,419,065

Ohio 3.1%

Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	482,735

Allen Cnty. Hosp. Facs. Rev.,
Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,215,958
Series A, Rfdg.	5.000	08/01/25	1,030	1,051,099
American Muni. Pwr., Inc. Rev.,
Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000	02/15/39	2,000	2,210,602
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	8,205	8,742,332
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,560	3,831,408

Hamilton Cnty. Swr. Sys. Rev.,
Met Swr. Dept. of Greater Cincinnati, Series B, Rfdg.(hh)	5.000	12/01/30	1,250	1,421,061
Lancaster Port Auth. Rev.,
Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,352,783
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	465,420

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Ohio Air Quality Dev. Auth. Rev., (cont’d.)
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100%(cc)	12/01/27	1,500	$1,497,678
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B (Mandatory put date 11/01/24)	1.375(cc)	02/01/26	750	745,929
Ohio St.,
Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,061,546
Ohio St. Rev.,
Cleveland Clinic Hlth. Sys. Oblig. Grp., Rfdg.	5.000	01/01/32	1,000	1,140,235
Ohio St. Univ. Rev.,
Multiyear Debt Issuance Prog. II, Series C	5.250	12/01/46	3,500	3,916,380
Ohio Wtr. Dev. Auth. Rev.,
Fresh Wtr., Series A, Rfdg.	5.250	06/01/26	1,390	1,422,995
Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev.,
Sustainable Bonds, Series C	5.000	12/01/33	2,000	2,355,818

				32,913,979

Oklahoma 0.7%

Oklahoma Inds. Auth. Rev.,
Oklahoma City Pub. Sch. Proj.	5.000	04/01/25	1,000	1,012,672
Oklahoma City Pub. Sch. Proj.	5.000	04/01/28	1,000	1,079,876
Oklahoma Tpke. Auth. Rev.,
Series A	5.000	01/01/42	3,000	3,044,213
Stillwater Util. Auth. Rev.,
Series A	5.000	10/01/39	1,865	1,866,915

				7,003,676

Oregon 0.2%

Oregon St.,
Article XI, Q St. Proj., Series A, GO	5.000	05/01/34	2,000	2,368,346

Pennsylvania 4.9%

Bucks Cnty. Indl. Dev. Auth. Rev.,
Grand View Hosp. Proj.	5.000	07/01/25	350	349,886
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,191,343
Renaissance Academy Chart. Sch., Rfdg.	5.000	10/01/34	1,500	1,500,499
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	3,520	3,573,525
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	2,280	2,454,023

See Notes to Financial Statements.

PGIM National Muni Fund 17

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Comnwlth. Fing. Auth. Rev., (cont’d.)
Tob. Mstr. Settlement Payment Bonds	5.000%	06/01/34	1,170	$1,240,988
Delaware Vlly. Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	1,650	1,818,803
Gen. Auth. of Southcentral Pennsylvania Rev.,
Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/34	3,000	3,484,943
Lehigh Cnty. Gen. Purp. Auth. Rev.,
Lehigh Vlly. Academy Regl. Chart. Sch.	4.000	06/01/57	1,445	1,260,507
Luzerne Cnty. Indl. Dev. Auth. Rev.,
Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,171,259
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500	06/30/42	3,025	3,381,150
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,178,544
Pennsylvania St. Univ. Rev.,
Series A	5.000	09/01/41	2,400	2,469,992
Pennsylvania Tpke. Commn. Rev., 1st Series, Rfdg.(hh)	5.000	12/01/42	2,845	3,195,629
Series A	5.000	12/01/38	1,000	1,005,400
Series A	5.000	12/01/49	3,150	3,308,916
Series A-1, Rfdg.	5.000	12/01/40	1,635	1,648,126
Series A-1, Rfdg.	5.000	12/01/45	7,305	7,345,074
Series A-2, Rfdg.	5.000	12/01/28	870	930,056
Sub. Series A-1	5.000	12/01/25	1,425	1,464,110
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,051,507
Sub. Series B-1	5.250	06/01/47	2,000	2,058,742
Philadelphia Auth. for Indl. Dev. Rev.,
Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,077,664
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	673,756
16th Series A, AGM	5.000	08/01/29	1,000	1,096,213

				51,930,655

Puerto Rico 1.1%

Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
San Juan Cruise Term. Proj., Series 2023, Class A-1, AMT	6.750	01/01/45	1,000	1,187,771

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)

Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500%	07/01/34	848	$848,554
Restructured, Series A-1, CABS	3.899(t)	07/01/33	1,962	1,394,756
Restructured, Series A-1, CABS	4.995(t)	07/01/46	7,000	2,357,196
Series A-1, CABS	3.523(t)	07/01/27	6,342	5,743,881

				11,532,158

Rhode Island 0.8%

Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,195,302
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/40	4,350	4,363,451

				8,558,753

South Carolina 1.7%

Greenwood Cnty. Rev.,
Self Regional Healthcare, Rfdg.	5.000	10/01/25	2,185	2,234,545
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,700,407
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,477,193
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Novant Hlth. Oblig. Grp., Series A	4.250	11/01/47	1,500	1,506,467
Novant Hlth. Oblig. Grp., Series A	5.000	11/01/34	1,000	1,158,823
Novant Hlth. Oblig. Grp., Series A	5.250	11/01/41	1,000	1,135,811
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,000	923,699
South Carolina Pub. Svc. Auth. Rev.,
Series A, Rfdg.	5.000	12/01/29	1,300	1,315,729
Series A, Rfdg.	5.000	12/01/32	4,595	5,052,284

				18,504,958

Tennessee 2.6%

Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
Univ. of Tennessee Proj. Series B-1, BAM	5.250	07/01/64	1,000	1,067,321
Memphis Shelby Cnty. Arpt. Auth. Rev.,
Series A, AMT	5.000	07/01/25	830	841,654
Metropolitan Nashville Arpt. Auth. Rev.,
Sub. Series B, AMT	5.000	07/01/27	1,800	1,875,491

See Notes to Financial Statements.

PGIM National Muni Fund 19

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Tennessee (cont’d.)

Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500%(cc)	10/01/53	770	$841,829
Series A (Mandatory put date 03/01/25)	5.000(cc)	02/01/50	3,000	3,003,055
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,930	6,016,519
Series A (Mandatory put date 12/01/29)	5.000(cc)	10/01/54	1,750	1,865,966
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	9,750	9,798,232
Series A	5.250	09/01/26	2,605	2,674,153

				27,984,220

Texas 10.9%

Arlington Higher Edu. Fin. Corp. Rev.,
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,059,757
Arlington Hsg. Fin. Corp. Rev.,
6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	2,500	2,531,783
Bexar Cnty. Hsg. Fin. Corp. Rev.,
Pavilion at Culebra Apts. (Mandatory put date 03/01/26)	4.050(cc)	03/01/28	2,500	2,521,882
Capital Area Hsg. Fin. Corp. Rev.,
Grand Avenue Flats, Rmkt. (Mandatory put date 06/01/25)	3.480(cc)	08/01/39	1,000	1,002,431
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	2,075	2,078,743
Series C	5.000	01/01/27	800	821,030
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/40	1,395	1,420,881
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,018,522
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,174,766
Central Texas Turnpike Sys. Rev.,
1st Tier, Series B, Rfdg. (Mandatory put date 08/15/30)	5.000(cc)	08/15/42	2,000	2,210,020
2nd Tier, Series C, Rfdg.	5.000	08/15/41	2,000	2,212,227
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/38	1,200	1,327,877
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,002,163
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,100,840
International Leadership of Texas, Inc., Series A, Rfdg., PSFG	5.000	08/15/39	1,000	1,110,173
Dallas Fort Worth Int’l. Arpt. Rev.,
Rfdg.(hh)	5.000	11/01/34	1,500	1,746,565
Rfdg.(hh)	5.000	11/01/36	1,125	1,289,818
Dallas Hotel Occupancy Tax Rev.,
Rfdg.	4.000	08/15/28	1,010	1,026,304

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Dallas Independent Sch. Dist.,
GO, Rfdg., PSFG	5.000%	02/15/48	3,000	$3,259,587
EP Tuscany Zaragosa PFC Rev.,
Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,479,554
Galveston Wharves & Term. Rev.,
1st Lien, Series A, AMT	5.500	08/01/40	1,150	1,261,284
1st Lien, Series A, AMT	5.500	08/01/42	400	435,630
1st Lien, Series A, AMT	5.500	08/01/43	400	434,664
Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	2,000	2,224,223
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series A, Rfdg.	5.000	12/01/29	1,910	2,112,192
Memorial Hermann Hlth. Sys., Series B-2 (Mandatory put date 12/01/24)	5.000(cc)	07/01/49	550	553,953
Memorial Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,685	2,793,702
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,960	1,962,509
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/29	1,710	1,903,988
1st Lien, Series A, Rfdg.	5.000	08/15/40	1,225	1,392,231
Series A, Rfdg.	5.000	08/15/35	2,000	2,317,862
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,263,602
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	3,600	3,873,702
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,006,514
Sub. 1st Lien, Series A, Rfdg.	5.000	11/15/25	2,000	2,052,646
Hutto Independent Sch. Dist.,
GO, PSFG	5.000	08/01/48	1,000	1,087,237
Lakeside Place PFC Rev.,
Brookside Gardens Apts. (Mandatory put date 11/01/25)	4.150(cc)	11/01/26	3,500	3,524,262
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg., AGM	5.000	05/15/27	1,335	1,421,654
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,702,371
Rfdg.	5.000	05/15/25	2,275	2,311,587
Series B, Rfdg., AGM	5.000	05/15/28	1,130	1,215,133
Mabank Independent Sch. Dist.,
GO, Rfdg., PSFG(hh)	5.000	08/15/38	2,050	2,304,483
North Texas Twy. Auth. Rev.,
1st Tier Bonds, Series A, Rfdg.	5.000	01/01/25	2,030	2,045,143

See Notes to Financial Statements.

PGIM National Muni Fund 21

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

North Texas Twy. Auth. Rev., (cont’d.)
1st Tier, Series A, Rfdg.	5.000%	01/01/28	1,180	$1,213,064
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,289,404
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,640	1,724,217
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,495	1,602,553
Series A, Rfdg.	5.000	01/01/30	1,765	1,812,980
Series B, Rfdg.	5.000	01/01/45	2,000	2,005,783
Northwest Independent Sch. Dist.,
GO, PSFG	5.000	02/15/48	1,500	1,611,205
Series A, GO, PSFG	5.000	02/15/49	1,500	1,622,079
Permanent Univ. Fd. Univ. of Texas Sys. Rev.,
Series A, Rfdg.	5.000	07/01/40	3,000	3,386,486
Series B, Rfdg.	5.000	07/01/36	2,500	2,998,379
San Antonio Elec. & Gas Sys. Rev.,
Series B, Rfdg.	5.000	02/01/25	200	201,816
Series C, Rfdg.	5.500	02/01/49	1,000	1,135,003
Series D, Rfdg.(hh)	5.000	02/01/41	2,000	2,247,650
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Christus Hlth. Series A (Mandatory put date 07/01/32)	5.000(cc)	07/01/53	3,000	3,356,073
Christus Hlth. Series B, Rfdg.	5.000	07/01/25	1,100	1,119,992
Texas Natural Gas Securitization Fin. Corp. Rev.,
Txbl. Customer Rate Relief Bonds, Tranche A-1	5.102	04/01/35	2,910	2,986,182
Texas Priv. Activity Bond Surface Trans. Corp. Rev.,
Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	2,027,005
Texas St.,
Mobility Fund, Series B, GO, Rfdg.	5.000	10/01/36	1,870	1,905,210
Texas Trans. Commn. St. Hwy. Fd. Rev.,
Rfdg.	5.000	10/01/33	3,000	3,511,898

				116,352,474

Utah 2.0%

Intermountain Pwr. Agcy. Rev.,
Series A	5.250	07/01/45	2,500	2,785,636
Ogden City Sch. Dist.,
GO	1.375	06/15/32	2,010	1,672,293
GO	1.500	06/15/33	1,420	1,167,249
GO	1.625	06/15/34	2,200	1,769,642
Salt Lake City Arpt. Rev.,
Series A, AMT	5.500	07/01/53	875	950,766
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/28	2,070	2,189,267

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Utah (cont’d.)

Salt Lake City Corp. Arpt. Rev., (cont’d.)
Series A, AMT	5.250%	07/01/48	2,000	$2,063,015
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,545	2,708,820
Utah Telecommunication Open Infrast. Agcy. Rev.,
Rfdg.	5.500	06/01/40	3,485	4,000,360
Utah Trans. Auth. Rev.,
Sr. Lien, Rfdg.	5.000	06/15/40	2,000	2,271,243

				21,578,291

Virginia 0.3%

James City Cnty. Econ. Dev. Auth. Rev.,
Williamsburg Landing, Temps 50, Series C-3	5.250	12/01/27	1,000	1,002,944
Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,772,782

				2,775,726

Washington 2.0%

Energy Northwest Rev.,
Proj. 1, Series B, Rfdg.	5.000	07/01/25	1,500	1,528,706
Port of Seattle Rev.,
Intermediate Lien, Series B, Rfdg., AMT	5.250	07/01/41	3,250	3,570,462
Intermediate Lien, Series C, AMT	5.000	05/01/25	1,125	1,137,768
Series A, AMT	5.000	05/01/43	1,675	1,705,614
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	679,852
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,690,242
Washington St.,
Series 2020A, GO	5.000	08/01/42	3,000	3,202,255
Series R-2024C, GO, Rfdg.	5.000	08/01/40	1,100	1,250,965
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,105,640
Washington St. Hsg. Fin. Commn. Rev.,
Sustainable Cert., Series 2023-1, Class X	1.493(cc)	04/20/37	32,618	3,497,611

				21,369,115

West Virginia 0.2%

West Virginia Parkways Auth. Rev.,
Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,846,097

See Notes to Financial Statements.

PGIM National Muni Fund 23

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin 1.0%

Pub. Fin. Auth. Rev.,
Mountain Island Chrt. Sch., Ltd., Rfdg.	4.000%	07/01/27	385	$384,844
Nolina & Sorella Proj., RANS, 144A(hh)	5.500	12/15/32	3,000	3,000,054
Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	1,500	1,511,535
Wisconsin Dept. of Trans. Rev.,
Series 1, Rfdg.	5.000	07/01/29	3,000	3,335,360
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,000	988,176
Forensic Science and Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,437,145

				10,657,114

TOTAL MUNICIPAL BONDS (cost $1,024,712,977)				1,031,737,214

			Shares

UNAFFILIATED EXCHANGE-TRADED FUND 1.9%
iShares National Muni Bond ETF (cost $19,660,714)			187,690	20,208,582

TOTAL LONG-TERM INVESTMENTS
(cost $1,044,373,691)				1,051,945,796

SHORT-TERM INVESTMENT 2.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $26,895,801)(wb)			26,895,801	26,895,801

TOTAL INVESTMENTS 101.3%
(cost $1,071,269,492)				1,078,841,597
Liabilities in excess of other assets(z) (1.3)%				(13,968,810)

NET ASSETS 100.0%				$1,064,872,787

See Notes to Financial Statements.

Below is a list of the abbreviation(s) used in the annual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

COP—Certificates of Participation

ETF—Exchange-Traded Fund

GO—General Obligation

IDB—Industrial Development Bond

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PSFG—Permanent School Fund Guarantee

RANS—Revenue Anticipation Notes

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at August 31, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
28	5 Year U.S. Treasury Notes	Dec. 2024	$3,063,156	$9,559
93	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	12,270,188	276,203

				$285,762

See Notes to Financial Statements.

PGIM National Muni Fund 25

Schedule of Investments (continued)

as of August 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$807,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$ —	$30,486,275	$—
Alaska	—	10,617,125	—
Arizona	—	34,381,442	—
Arkansas	—	3,021,478	—
California	—	35,896,079	—
Colorado	—	54,824,780	—
Connecticut	—	16,398,500	—
District of Columbia	—	23,599,273	—
Florida	—	73,606,761	—
Georgia	—	52,162,015	—
Hawaii	—	4,074,300	—
Idaho	—	2,232,167	—
Illinois	—	99,034,091	—
Indiana	—	15,388,127	—
Kansas	—	2,183,622	—
Kentucky	—	28,603,848	—
Louisiana	—	5,298,624	—
Maine	—	5,103,757	—
Maryland	—	2,306,410	—
Massachusetts	—	6,667,456	—
Michigan	—	18,670,006	—
Minnesota	—	4,848,053	—
Mississippi	—	491,258	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Missouri	$—	$6,789,171	$—
Nebraska	—	4,507,229	—
New Hampshire	—	8,916,806	—
New Jersey	—	55,471,178	—
New Mexico	—	1,389,920	—
New York	—	86,972,836	—
North Carolina	—	2,419,065	—
Ohio	—	32,913,979	—
Oklahoma	—	7,003,676	—
Oregon	—	2,368,346	—
Pennsylvania	—	51,930,655	—
Puerto Rico	—	11,532,158	—
Rhode Island	—	8,558,753	—
South Carolina	—	18,504,958	—
Tennessee	—	27,984,220	—
Texas	—	116,352,474	—
Utah	—	21,578,291	—
Virginia	—	2,775,726	—
Washington	—	21,369,115	—
West Virginia	—	1,846,097	—
Wisconsin	—	10,657,114	—
Unaffiliated Exchange-Traded Fund	20,208,582	—	—
Short-Term Investment
Affiliated Mutual Fund	26,895,801	—	—

Total	$47,104,383	$1,031,737,214	$—

Other Financial Instruments*
Assets
Futures Contracts	$285,762	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

Transportation	23.1%
Healthcare	12.1
Special Tax/Assessment District	11.0
Pre-pay Gas	9.4
General Obligation	8.1

Development	7.3%
Education	6.5
Power	5.6
Tobacco Appropriated	4.8
Corporate Backed IDB & PCR	3.1

See Notes to Financial Statements.

PGIM National Muni Fund 27

Schedule of Investments (continued)

as of August 31, 2024

Sector Classification (continued):

Lease Backed Certificate of Participation	2.7%
Water & Sewer	2.5
Affiliated Mutual Fund	2.5
Unaffiliated Exchange-Traded Fund	1.9
Pre-Refunded	0.7

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$285,762*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(466,261)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$743,579

See Notes to Financial Statements.

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$20,750,645

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM National Muni Fund 29

Statement of Assets and Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $1,044,373,691)	$1,051,945,796
Affiliated investments (cost $26,895,801)	26,895,801
Interest receivable	10,904,736
Receivable for Fund shares sold	1,832,356
Deposit with broker for centrally cleared/exchange-traded derivatives	807,000
Due from broker—variation margin futures	101,594
Prepaid expenses and other assets	7,465

Total Assets	1,092,494,748

Liabilities

Payable for investments purchased	24,467,688
Payable for Fund shares purchased	2,543,245
Management fee payable	206,586
Accrued expenses and other liabilities	150,779
Distribution fee payable	117,793
Dividends payable	110,843
Affiliated transfer agent fee payable	21,686
Directors’ fees payable	3,341

Total Liabilities	27,621,961

Net Assets	$1,064,872,787

Net assets were comprised of:
Common stock, at par	$758,001
Paid-in capital in excess of par	1,096,366,551
Total distributable earnings (loss)	(32,251,765)

Net assets, August 31, 2024	$1,064,872,787

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($513,152,232 ÷ 36,511,840 shares of common stock issued and outstanding)	$14.05
Maximum sales charge (3.25% of offering price)	0.47

Maximum offering price to public	$14.52

Class C

Net asset value, offering price and redemption price per share, ($10,629,610 ÷ 754,740 shares of common stock issued and outstanding)	$14.08

Class Z

Net asset value, offering price and redemption price per share, ($331,459,085 ÷ 23,605,662 shares of common stock issued and outstanding)	$14.04

Class R6

Net asset value, offering price and redemption price per share, ($209,631,860 ÷ 14,927,903 shares of common stock issued and outstanding)	$14.04

See Notes to Financial Statements.

PGIM National Muni Fund 31

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$33,511,075
Affiliated dividend income	1,118,167
Unaffiliated dividend income	508,152

Total income	35,137,394

Expenses

Management fee	2,937,898
Distribution fee(a)	1,408,555
Transfer agent’s fees and expenses (including affiliated expense of $ 136,330)(a)	602,149
Registration fees(a)	136,150
Custodian and accounting fees	85,011
Shareholders’ reports	53,210
Professional fees	45,731
Audit fee	41,499
Directors’ fees	23,717
Miscellaneous	43,404

Total expenses	5,377,324
Less: Fee waiver and/or expense reimbursement(a)	(437,313)
Custodian fee credit	(34)

Net expenses	4,939,977

Net investment income (loss)	30,197,417

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(11,056,925)
Futures transactions	(466,261)

(11,523,186)

Net change in unrealized appreciation (depreciation) on:
Investments	38,593,418
Futures	743,579

39,336,997

Net gain (loss) on investment transactions	27,813,811

Net Increase (Decrease) In Net Assets Resulting From Operations	$58,011,228

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,292,937	115,618	—	—
Transfer agent’s fees and expenses	323,333	10,619	263,312	4,885
Registration fees	36,200	17,089	47,379	35,482
Fee waiver and/or expense reimbursement	(147,995)	(3,309)	(189,792)	(96,217)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$30,197,417	$21,442,322
Net realized gain (loss) on investment transactions	(11,523,186)	(7,420,129)
Net change in unrealized appreciation (depreciation) on investments	39,336,997	1,680,359

Net increase (decrease) in net assets resulting from operations	58,011,228	15,702,552

Dividends and Distributions
Distributions from distributable earnings
Class A	(14,641,394)	(12,121,320)
Class C	(220,549)	(201,961)
Class Z	(8,930,537)	(4,461,089)
Class R6	(6,153,208)	(4,563,433)

	(29,945,688)	(21,347,803)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	366,162,384	291,685,672
Net asset value of shares issued in reinvestment of dividends and distributions	28,635,451	20,201,516
Cost of shares purchased	(280,810,941)	(302,371,561)

Net increase (decrease) in net assets from Fund share transactions	113,986,894	9,515,627

Total increase (decrease)	142,052,434	3,870,376

Net Assets:

Beginning of year	922,820,353	918,949,977

End of year	$1,064,872,787	$922,820,353

See Notes to Financial Statements.

PGIM National Muni Fund 33

Financial Highlights

Class A Shares
	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.68	$13.75	$15.32	$15.10	$15.27
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.31	0.27	0.31	0.40
Net realized and unrealized gain (loss) on investment transactions	0.36	(0.07)	(1.57)	0.22	(0.15)
Total from investment operations	0.76	0.24	(1.30)	0.53	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.31)	(0.27)	(0.31)	(0.42)
Net asset value, end of year	$14.05	$13.68	$13.75	$15.32	$15.10
Total Return(b):	5.65%	1.78%	(8.56)%	3.58%	1.69%

Ratios/Supplemental Data:
Net assets, end of year (000)	$513,152	$525,991	$552,551	$673,470	$606,460
Average net assets (000)	$517,175	$533,792	$613,992	$642,658	$569,886
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.61%	0.62%	0.61%	0.61%	0.76%
Expenses before waivers and/or expense reimbursement	0.64%	0.65%	0.64%	0.63%	0.76%
Net investment income (loss)	2.86%	2.28%	1.85%	2.05%	2.67%
Portfolio turnover rate(c)(d)	84%	57%	50%	27%	71%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares
	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.71	$13.78	$15.35	$15.13	$15.30
Income (loss) from investment operations:
Net investment income (loss)	0.27 (b)	0.19	0.15	0.19	0.28
Net realized and unrealized gain (loss) on investment transactions	0.37 (c)	(0.07)	(1.57)	0.22	(0.15)
Total from investment operations	0.64	0.12	(1.42)	0.41	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.19)	(0.15)	(0.19)	(0.30)
Net asset value, end of year	$14.08	$13.71	$13.78	$15.35	$15.13
Total Return(d):	4.68%	0.89%	(9.31)%	2.71%	0.86%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,630	$12,730	$15,384	$19,794	$22,918
Average net assets (000)	$11,562	$14,463	$17,931	$21,489	$22,458
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.53%	1.49%	1.46%	1.45%	1.59%
Expenses before waivers and/or expense reimbursement	1.56%	1.52%	1.49%	1.47%	1.59%
Net investment income (loss)	1.93%	1.41%	1.01%	1.23%	1.84%
Portfolio turnover rate(e)(f)	84%	57%	50%	27%	71%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 35

Financial Highlights (continued)

Class Z Shares
	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.66	$13.74	$15.30	$15.08	$15.25
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.35	0.31	0.35	0.44
Net realized and unrealized gain (loss) on investment transactions	0.38	(0.08)	(1.57)	0.22	(0.15)
Total from investment operations	0.81	0.27	(1.26)	0.57	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.35)	(0.30)	(0.35)	(0.46)
Net asset value, end of year	$14.04	$13.66	$13.74	$15.30	$15.08
Total Return(b):	5.99%	1.97%	(8.28)%	3.83%	1.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$331,459	$205,178	$171,216	$167,012	$88,266
Average net assets (000)	$289,162	$175,759	$169,419	$126,301	$85,403
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.36%	0.36%	0.36%	0.36%	0.51%
Expenses before waivers and/or expense reimbursement	0.43%	0.44%	0.44%	0.44%	0.55%
Net investment income (loss)	3.11%	2.55%	2.11%	2.26%	2.92%
Portfolio turnover rate(c)(d)	84%	57%	50%	27%	71%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class R6 Shares
	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.67	$13.74	$15.30	$15.08	$15.26
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.36	0.32	0.35	0.44
Net realized and unrealized gain (loss) on investment transactions	0.37	(0.07)	(1.57)	0.23	(0.15)
Total from investment operations	0.81	0.29	(1.25)	0.58	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.36)	(0.31)	(0.36)	(0.47)
Net asset value, end of year	$14.04	$13.67	$13.74	$15.30	$15.08
Total Return(b):	5.99%	2.11%	(8.21)%	3.91%	1.94%

Ratios/Supplemental Data:
Net assets, end of year (000)	$209,632	$178,921	$179,799	$219,454	$108,015
Average net assets (000)	$195,170	$175,411	$208,328	$160,277	$76,818
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29%	0.29%	0.29%	0.29%	0.42%
Expenses before waivers and/or expense reimbursement	0.34%	0.34%	0.33%	0.34%	0.46%
Net investment income (loss)	3.18%	2.61%	2.17%	2.32%	2.94%
Portfolio turnover rate(c)(d)	84%	57%	50%	27%	71%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 37

Notes to Financial Statements

1.	Organization

Prudential National Muni Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM National Muni Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information

PGIM National Muni Fund 39

Notes to Financial Statements (continued)

deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM National Muni Fund 41

Notes to Financial Statements (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbersement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.36
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the year ended August 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$190,728	$12,283
C	—	77

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM National Muni Fund 43

Notes to Financial Statements (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$923,675,404	$825,181,856

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended August 31, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$112,144	$607,192,659	$580,409,002	$—	$—	$26,895,801	26,895,801	$1,118,167

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended August 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions
$1,188,162	$—	$—	$28,757,526	$29,945,688

For the year ended August 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions
$53,813	$—	$—	$21,293,990	$21,347,803

For the year ended August 31, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax Exempt Income
$—	$—	$1,712,430

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,071,181,756	$17,250,476	$(9,304,873)	$7,945,603

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales, differences in the treatment of accreting market discount for GAAP and tax purposes and other GAAP to tax differences.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$41,799,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31,

PGIM National Muni Fund 45

Notes to Financial Statements (continued)

2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
B	5,000,000
C	25,000,000
Z	375,000,000
T	75,000,000
R6	370,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	70.5

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Year ended August 31, 2024:
Shares sold	5,464,299	$75,810,588
Shares issued in reinvestment of dividends and distributions	966,451	13,390,332
Shares purchased	(7,955,338)	(110,435,681)
Net increase (decrease) in shares outstanding before conversion	(1,524,588)	(21,234,761)
Shares issued upon conversion from other share class(es)	154,222	2,146,825
Shares purchased upon conversion into other share class(es)	(575,866)	(8,041,749)
Net increase (decrease) in shares outstanding	(1,946,232)	$(27,129,685)

Year ended August 31, 2023:
Shares sold	5,890,283	$80,536,733
Shares issued in reinvestment of dividends and distributions	805,859	11,017,979
Shares purchased	(8,091,571)	(110,554,147)
Net increase (decrease) in shares outstanding before conversion	(1,395,429)	(18,999,435)
Shares issued upon conversion from other share class(es)	119,137	1,634,090
Shares purchased upon conversion into other share class(es)	(450,931)	(6,216,429)
Net increase (decrease) in shares outstanding	(1,727,223)	$(23,581,774)

Class C
Year ended August 31, 2024:
Shares sold	145,811	$2,010,720
Shares issued in reinvestment of dividends and distributions	15,747	218,581
Shares purchased	(204,929)	(2,841,826)
Net increase (decrease) in shares outstanding before conversion	(43,371)	(612,525)
Shares purchased upon conversion into other share class(es)	(130,720)	(1,818,983)
Net increase (decrease) in shares outstanding	(174,091)	$(2,431,508)

Year ended August 31, 2023:
Shares sold	181,708	$2,482,121
Shares issued in reinvestment of dividends and distributions	14,624	200,407
Shares purchased	(275,047)	(3,766,538)
Net increase (decrease) in shares outstanding before conversion	(78,715)	(1,084,010)
Shares purchased upon conversion into other share class(es)	(108,890)	(1,495,791)
Net increase (decrease) in shares outstanding	(187,605)	$(2,579,801)

PGIM National Muni Fund 47

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class Z
Year ended August 31, 2024:
Shares sold	15,478,055	$213,089,393
Shares issued in reinvestment of dividends and distributions	641,938	8,904,175
Shares purchased	(7,373,113)	(101,919,508)
Net increase (decrease) in shares outstanding before conversion	8,746,880	120,074,060
Shares issued upon conversion from other share class(es)	237,020	3,283,109
Shares purchased upon conversion into other share class(es)	(393,667)	(5,411,263)
Net increase (decrease) in shares outstanding	8,590,233	$117,945,906

Year ended August 31, 2023:
Shares sold	9,707,194	$132,625,106
Shares issued in reinvestment of dividends and distributions	324,679	4,438,715
Shares purchased	(7,929,842)	(107,809,066)
Net increase (decrease) in shares outstanding before conversion	2,102,031	29,254,755
Shares issued upon conversion from other share class(es)	467,597	6,439,519
Shares purchased upon conversion into other share class(es)	(17,168)	(235,841)
Net increase (decrease) in shares outstanding	2,552,460	$35,458,433

Class R6
Year ended August 31, 2024:
Shares sold	5,437,715	$75,251,683
Shares issued in reinvestment of dividends and distributions	442,056	6,122,363
Shares purchased	(4,754,044)	(65,613,926)
Net increase (decrease) in shares outstanding before conversion	1,125,727	15,760,120
Shares issued upon conversion from other share class(es)	726,697	10,077,603
Shares purchased upon conversion into other share class(es)	(16,972)	(235,542)
Net increase (decrease) in shares outstanding	1,835,452	$25,602,181

Share Class	Shares	Amount

Year ended August 31, 2023:
Shares sold	5,574,464	$76,041,712
Shares issued in reinvestment of dividends and distributions	332,632	4,544,415
Shares purchased	(5,892,399)	(80,241,810)
Net increase (decrease) in shares outstanding before conversion	14,697	344,317
Shares issued upon conversion from other share class(es)	47,546	654,186
Shares purchased upon conversion into other share class(es)	(56,599)	(779,734)
Net increase (decrease) in shares outstanding	5,644	$218,769

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 27, 2024 will provide a commitment of $1,200,000,000 through September 25, 2025. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended August 31, 2024.

PGIM National Muni Fund 49

Notes to Financial Statements (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance.

Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be elevated. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

PGIM National Muni Fund 51

Notes to Financial Statements (continued)

willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

PGIM National Muni Fund 53

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential National Muni Fund, Inc. and Shareholders of PGIM National Muni Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM National Muni Fund (the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the four years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2020 and the financial highlights for each of the periods ended on or prior to August 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 15, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

October 22, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM National Muni Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board

[1]	PGIM National Muni Fund is the sole series of Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed

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Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee

PGIM National Muni Fund

Approval of Advisory Agreements (continued)

schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM

Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in

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various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-, and ten-year periods and underperformed its benchmark index over the other periods.
●

The Board and PGIM Investments agreed to retain the existing cap (exclusive of certain fees and expenses) on total annual fund operating expenses after fee waivers and/or expense reimbursements at 0.36% of average daily net assets for Class Z shares, and 0.29% of average daily net assets for Class R6 shares through December 31, 2024.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM National Muni Fund

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2024